Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ 3,223	$ 484	$ 3,226	$ (5,265)	$ (2,321)
Adjustments to the profit or loss items:
Depreciation and impairment	3,179	3,055	9,506	9,143	12,155
Financial expenses (income), net	1,072	2,068	3,883	5,719	6,791
Cost of share-based payment	312	366	941	935	1,153
Taxes on income	73	10	179	60	62
Loss (gain) from sale of property and equipment			(5)
Change in employee benefit liabilities, net	(104)	(10)	(144)	(106)	(111)
Adjustments to the profit or loss items	4,532	5,489	14,360	15,751	20,050
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	(618)	(6,358)	2,078	10,744	7,603
Decrease (increase) in other accounts receivables	1,177	844	2,716	2,917	(578)
Decrease (increase) in inventories	6,441	(8,509)	(5,011)	(5,606)	(1,361)
Decrease (increase) in deferred expenses	(279)	(2,112)	2,763	(2,596)	(1,340)
Increase (decrease) in trade payables	(13,181)	13,738	(18,617)	5,895	7,055
Increase (decrease) in other accounts payables	49	2,083	(359)	566	290
Decrease in deferred revenues	(23)		(20)		(20)
Total Changes in asset and liability	(6,434)	(314)	(16,450)	11,920	11,649
Cash received (paid) during the period for:
Interest paid	(405)	(170)	(1,149)	(550)	(853)
Interest received	67	12	92	15	97
Taxes paid	(62)	(9)	(174)	(27)	(36)
Cash received (paid) during the year	(400)	(167)	(1,231)	(562)	(792)
Net cash provided by (used in) operating activities	921	5,492	(95)	21,844	28,586
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(1,729)	(1,616)	(3,876)	(2,807)	(3,784)
Proceeds from sale of property and equipment			6
Net cash provided by (used in) investing activities	(1,729)	(1,616)	(3,870)	(2,807)	(3,784)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments		1	3	7	9
Repayment of lease liabilities	(251)	(269)	(768)	(842)	(1,098)
Repayment of long-term loans	(15,185)	(1,116)	(17,407)	(1,517)	(2,628)
Repayment of other long-term liabilities	(11,500)	(877)	(17,500)	(4,120)	(5,626)
Proceeds from issuance of ordinary shares, net	58,231		58,231
Net cash provided by (used in) financing activities	31,295	(2,261)	22,559	(6,472)	(9,343)
Exchange differences on balances of cash and cash equivalent	328	(296)	(249)	100	212
Increase (decrease) in cash and cash equivalents	30,815	1,319	18,345	12,665	15,671
Cash and cash equivalents at the beginning of the period	21,788	29,933	34,258	18,587	18,587
Cash and cash equivalents at the end of the period	52,603	31,252	52,603	31,252	34,258
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	295	230	3,880	526	551
Purchase of property and equipment and Intangible assets	$ 681	$ 134	$ 681	$ 134	$ 618